EQUITY RESERVES-based compensation - disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Disclosure Of Share Based Compensation [Abstract]
Weighted average share price CAD | $ / shares	$ 0.16	$ 0.07	$ 0.065
Risk-free interest rate	1.13%	0.36%	1.40%
Expected share price volatility	105.00%	100.00%	103.00%
Expected option life in years | yr	5.0	5.0	5.0
Forfeiture rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%